Accounts receivable, net - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets held for sale
Accounts receivable	$ 27,100	$ 40,663
Less: Allowance for doubtful accounts	(7,709)	(31)	$ (119)	$ (126)
Accounts receivable, net	$ 19,391	$ 40,632